Finance expense	12 Months Ended
Dec. 31, 2022
Finance Costs [Abstract]
Finance expense

8	Finance expense

	2022 € '000s	2021 € '000s	2020 € '000s
Interest on loans, borrowings and other	391	5,873	10,306
Interest on lease liabilities	954	497	685
	1,345	6,370	10,991